UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin         New York, NY                    5/14/2008
       -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:       $2,822,612
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


                                                 Form 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                COM              02209S103    89302  4022600 SH          SOLE              4022600    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                COM              02209S103   283694 12779000 SH  CALL    SOLE             12779000    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105   142429  2236280 SH          SOLE              2236280    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CABOT OIL & GAS CORP            COM              127097103   100775  1982200 SH          SOLE              1982200    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CNA FINL CORP                   COM              126117100    27670  1072900 SH          SOLE              1072900    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CONSOL ENERGY INC               COM              20854P109   164192  2373066 SH          SOLE              2373066    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ENPRO INDS INC                  COM              29355X107     2986    95730 SH          SOLE                95730    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419106   176860  4233134 SH          SOLE              4233134    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FOREST CITY ENTERPRISES INC     CL A             345550107    33893   921000 SH          SOLE               921000    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FOUNDATION COAL HLDGS INC       COM              35039W100   141269  2806850 SH          SOLE              2806850    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GOLDMAN SACHS GROUP INC         COM              38141G104    52759   319000 SH          SOLE               319000    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206   131555  5427200 SH          SOLE              5427200    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
KEARNY FINL CORP                COM              487169104     3712   338984 SH          SOLE               338984    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LEAP WIRELESS INTL INC          COM              521863308   290055  6224347 SH          SOLE              6224347    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LOEWS CORP                      COM              540424108   248214  6171400 SH          SOLE              6171400    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MASSEY ENERGY CORP              COM              576206106    37960  1040000 SH          SOLE              1040000    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
METROPCS COMMUNICATIONS INC     COM              591708102    61587  3622770 SH          SOLE              3622770    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MI DEVS INC                     CL A SUB VTG     55304X104    48043  1672800 SH          SOLE              1672800    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MIRANT CORP NEW                 *W EXP 01/03/201 60467R118     6796   428801 SH          SOLE               428801    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NORTHWEST AIRLS CORP            COM              667280408     1834   204008 SH          SOLE               204008    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
OCH ZIFF CAP MGMT GROUP         CLA A            67551U105    76287  3632714 SH          SOLE              3632714    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PETROHAWK ENERGY CORP           COM              716495106    83326  4131200 SH          SOLE              4131200    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PMA CAP CORP                    CL A             693419202     4303   503900 SH          SOLE               503900    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
QUALCOMM INC                    COM              747525103   164000  4000000 SH  CALL    SOLE              4000000    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ROWAN COS INC                   COM              779382100   185088  4494600 SH          SOLE              4494600    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SBA COMMUNICATIONS CORP         COM              78388J106    53828  1804500 SH          SOLE              1804500    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHANDA INTERACTIVE ENTMT LTD    SPONSORED ADR    81941Q203    43794  1504948 SH          SOLE              1504948    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SL GREEN RLTY CORP              COM              78440X101   128441  1576541 SH          SOLE              1576541    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SP ACQUISITION HOLDINGS INC     UNIT 99/99/9999  78470A203    14670  1500000 SH          SOLE              1500000    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
WILLIAMS COS INC DEL            COM              969457100    23290   706200 SH          SOLE               706200    0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------

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